Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Cash and Cash Equivalents

NOTE 5. CASH AND CASH EQUIVALENTS
Cash equivalents are held to meet short-term payment commitments, rather than for investment or similar purposes. A financial asset is classified as cash equivalent if it can be readily convertible into a certain amount of cash and its risk of changes in value is immaterial. Accordingly, an investment with original maturity of three months or less is classified as cash equivalent. Equity interests are excluded from cash equivalents.
Cash and cash equivalents break down as follows:

	12.31.24	12.31.23	12.31.22
Cash and Due from Banks	7,322,813,233	4,718,751,562	3,295,010,790
Argentine Central Bank’s Bills and Notes Maturing up to 90 days(1)	—	62,754,861	5,302,139,093
Receivables from Repurchase transactions(2)	—	2,743,998,555	847,286,289
Loans to Financial Institutions(3)	44,839,044	14,185,443	38,790,411
Overnight Placements in Foreign Banks(3)	335,778,093	41,562,209	185,468,103
Mutual Funds(4) (5)	123,743,328	115,342,332	77,740,483
Time Deposits Maturing up to 90 days(1)	—	28,181,202	21,566,954
Transactions for Cash Sales of Government Securities to be settled with the B.C.R.A. (4)	213,906,079	—	—
Total Cash and Cash Equivalents	8,041,079,777	7,724,776,164	9,768,002,123
(1)Included within Debt Securities at Fair Value through Profit or Loss.
(2)Included within Repurchase Transactions.
(3)Included within Loans and Other Financing.
(4)Included within Other Financial Assets.
(5)Mutual funds are comprised of assets with a liquidity of less than 3 months.
The reconciliation of financing activities as of December 31, 2024, 2023 and 2022 is presented below:

Item	Balances at 12.31.23	Cash flow payments	Cash flow receipts	Other movements	Balances at 12.31.24
Lease Liabilities	69,652,452	(14,129,458)	—	2,795,572	58,318,566
Debt Securities	219,201,761	(231,259,150)	1,166,483,965	(58,414,606)	1,096,011,970
Subordinated Debt Securities	486,118,312	—	—	(197,200,567)	288,917,745
Financing Received from the Argentine Central Bank and Other Financial Institutions	326,569,454	(913,005,493)	1,109,572,189	(43,499,336)	479,636,814
Total	1,101,541,979	(1,158,394,101)	2,276,056,154	(296,318,937)	1,922,885,095

Item	Balances at 12.31.22	Cash flow payments	Cash flow receipts	Other movements	Balances at 12.31.23
Lease Liabilities	56,510,290	(15,067,042)	—	28,209,204	69,652,452
Debt Securities	495,515,721	(371,630,875)	177,367,103	(82,050,188)	219,201,761
Subordinated Debt Securities	334,290,954	—	—	151,827,358	486,118,312
Financing Received from the Argentine Central Bank and Other Financial Institutions	275,871,065	(793,740,593)	883,705,204	(39,266,222)	326,569,454
Total	1,162,188,030	(1,180,438,510)	1,061,072,307	58,720,152	1,101,541,979

Item	Balances at 12.31.21	Cash flow payments	Cash flow receipts	Other movements	Balances at 12.31.22
Lease Liabilities	62,838,742	(19,696,600)	—	13,368,148	56,510,290
Debt Securities	401,157,295	(295,527,482)	496,423,885	(106,537,977)	495,515,721
Subordinated Debt Securities	376,830,670	—	—	(42,539,716)	334,290,954
Financing Received from the Argentine Central Bank and Other Financial Institutions	340,172,557	(378,623,681)	552,470,230	(238,148,041)	275,871,065
Total	1,180,999,264	(693,847,763)	1,048,894,115	(373,857,586)	1,162,188,030
The composition of the item "Other Operations" within the section of adjustments to obtain activities cash flows is detailed below:

Items	12.31.24	12.31.23	12.31.22
Monetary position	3,622,473,776	4,102,962,715	3,052,621,310
Exchange rate	(1,168,705,064)	(996,431,889)	(1,175,557,371)
Others non-cash items	(960,601,364)	7,433,521	(404,252,833)
Total	1,493,167,348	3,113,964,347	1,472,811,106
Non-cash transactions:
On December 6, 2024 Grupo Financiero Galicia S.A. and Banco Galicia acquired, directly and indirectly, 99.99383% of the capital stock and votes of HSBC Bank Argentina S.A. and 100% of HSBC Argentina Holdings S.A., HSBC Participaciones (Argentina) S.A., HSBC Global Asset Management S.A., HSBC Seguros de Vida (Argentina) S.A. and HSBC Seguros de Retiro (Argentina) S.A. for a total amount of Ps.1,262,930,673, Ps. 395,221,502 of which were cash consideration and Ps.867,709,171 were non-cash consideration comprised as follow: (Note 15).
•Issuance of shares of Ps.739,572,218,
•Issuance of a Negotiable Obligation without public offering in favor of HSBC Latin America B.V. in the amount of Ps.89,500,082 (US81,158, at the exchange rate in effect on the cancellation date),
•Liability in favor of HSBC Latin American B.V. in the amount of Ps.15,790,890 (US$14,319, at the exchange rate in effect on the cancellation date) and,
•Effects of inflation: Ps.22,845,981.
The risk analysis for cash and cash equivalents is presented in Note 45. Related parties information is disclosed in Note 51.